NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Income (loss) from continuing operations	$ 1,040	$ 930	$ 139	$ (2,898)	$ 6,059	$ (1,845)	$ (532)	$ (6,517)	$ (789)	$ (2,835)	$ (49,146)
Income allocated to participating securities											(1,195)
Income (loss) from continuing operations available to common stockholders									(789)	(2,835)	(50,341)
Income (loss) from discontinued operations, net of tax	1,484	25,021	2,218	2,039	943	2,051	(1,718)	(3,870)	30,762	(2,594)	(39,129)
Net income (loss) attributable to common stockholders	$ 2,446	$ 24,989	$ 2,261	$ (859)	$ 6,606	$ 206	$ (2,250)	$ (10,387)	$ 29,973	$ (5,429)	$ (89,470)
Denominator:
Weighted-average common shares									14,673	14,115	13,261
Shares used to calculate diluted net income (loss) per common share									14,673	14,115	13,261
Basic net income (loss) per common share:
Continuing operations (in dollars per share)	$ 0.06	$ 0.00	$ 0.00	$ (0.20)	$ 0.40	$ (0.13)	$ (0.04)	$ (0.47)	$ (0.05)	$ (0.20)	$ (3.80)
Discontinued operations (in dollars per share)									2.09	(0.18)	(2.95)
Basic net income (loss) per common share (in dollars per share)	0.17	1.69	0.15	(0.06)	0.46	0.01	(0.16)	(0.75)	2.04	(0.38)	(6.75)
Diluted net income (loss) per common share:
Continuing operations (in dollars per share)	0.06	0.00	0.00	(0.20)	0.40	(0.13)	(0.04)	(0.47)	(0.05)	(0.20)	(3.80)
Discontinued operations (in dollars per share)									2.09	(0.18)	(2.95)
Diluted net income (loss) per common share (in dollars per share)	$ 0.16	$ 1.69	$ 0.15	$ (0.06)	$ 0.46	$ 0.01	$ (0.16)	$ (0.75)	$ 2.04	$ (0.38)	$ (6.75)
Weighted-average antidilutive shares									1,000	1,700	1,100